Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Condensed Consolidated Statements of Operations
Revenue	$ 26,742	$ 15,074	$ 72,299	$ 77,595
Operating expenses:
Cost of revenue	5,930	4,099	17,562	21,500
Selling and marketing	14,638	12,853	41,665	56,220
Product and technology	11,789	7,352	28,546	30,992
General and administrative	24,016	4,156	28,199	52,011
(Gain) loss on divestiture of businesses			(1,442)	4,994
Total operating expenses	56,373	28,460	114,530	165,717
Operating loss	(29,631)	(13,386)	(42,231)	(88,122)
Other income (expense):
Interest expense	(1,223)	(3,086)	(14,734)	(7,134)
Other income (expense), net	83	(1,874)	1,244	(7,967)
Total other income (expense)	(35,820)	(4,960)	(13,490)	(15,101)
Loss before income taxes	(65,451)	(18,346)	(55,721)	(103,223)
Income tax (benefit) expense	(350)	21	(1,689)	96
Net loss	$ (65,101)	$ (18,367)	(54,032)	(103,319)
Induced conversion of preferred stock			(17,284)
Net loss attributable to common stockholders			$ (71,316)	$ (103,319)
Net loss attributable per share to common stockholders:
Basic (in dollars per share)	$ (0.76)	$ (0.53)	$ (1.96)	$ (3.31)
Diluted (in dollars per share)	$ (0.76)	$ (0.53)	$ (2.03)	$ (3.31)
Weighted-average shares used in computing net loss attributable per share to common stockholders:
Basic	85,331,575	34,965,300	36,344,234	31,170,351
Diluted	85,331,575	34,965,300	36,374,215	31,170,351